Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Right-of-Use Asset and Lease Liability	Right-of-use asset and lease liability balances
	Year ended December 31, 2025	Year ended December 31, 2024
	USD thousands	USD thousands
Right of use asset	575	551
Lease liability	648	579
Maturity analysis of the Company’s lease liability:
	December 31, 2025	December 31, 2024
	USD thousands	USD thousands
Less than one year	380	190
One to two years	268	206
Two to three years	—	183
Total	648	579
Supplemental information related to operating leases:
Schedule of Maturity Analysis of Lease Liability

Maturity analysis of the Company’s lease liability:

	December 31, 2025	December 31, 2024
	USD thousands	USD thousands
Less than one year	380	190
One to two years	268	206
Two to three years	—	183
Total	648	579